Parent Only Information (Details) - $ / shares	Nov. 29, 2023	Apr. 21, 2022
Parent Only Information (Details) [Line Items]
Unissued shares, par value		$ 0.002
Common Stock [Member]
Parent Only Information (Details) [Line Items]
Ordinary shares (in Shares)	1
Ordinary share par value	$ 0.002
Variable Interest Entity, Primary Beneficiary [Member]
Parent Only Information (Details) [Line Items]
Ordinary shares (in Shares)	12	20
Ordinary share par value	$ 0.002	$ 0.0001
Variable Interest Entity, Primary Beneficiary [Member] | Common Stock [Member]
Parent Only Information (Details) [Line Items]
Issued capital, par value		$ 1
Parent Company [Member] | Common Stock [Member]
Parent Only Information (Details) [Line Items]
Ordinary share par value	$ 0.024